Financial Assets at FVTPL (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
(1) Details of financial assets at FVTPL as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Financial assets at fair value through profit or loss measured at fair value	13,497,234	19,860,573

Financial assets at fair value through profit or loss measured at fair value
(2) Financial assets at fair value through profit or loss measured at fair value as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Deposits:
Gold banking asset	65,072	34,995
Securities:
Debt securities
Korean treasury and government agencies	995,713	2,754,442
Financial institutions	925,474	620,311
Corporates	751,636	721,573
Others	70,416	174,206
Equity securities	329,864	383,883
Capital contributions	1,287,723	1,976,474
Beneficiary certificates	3,504,547	3,902,762
Others	94,673	143,334

Sub-total	7,960,046	10,676,985

Loans	667,467	899,228
Derivatives assets	4,803,131	8,206,181
Other financial assets	1,518	43,184

Total	13,497,234	19,860,573